UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23468

American Funds Global Insight Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Gregory F. Niland

American Funds Global Insight Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Insight Fund Semi-annual report for the six months ended April 30, 2023

Pursue a prudent
growth approach
on a global stage

American Funds Global Insight Fund seeks to provide prudent growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-3 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-3 shares*	–2.17%	7.82%	8.80%
Class A shares (reflecting 5.75% maximum sales charge)	–8.14	6.16	7.78

*	The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.46% for Class F-3 shares and 0.88% for Class A shares as of the prospectus dated January 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

2	Investment portfolio

7	Financial statements

11	Notes to financial statements

21	Financial highlights

Fellow investors:

Results for American Funds Global Insight Fund for the periods ended April 30, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/AGVHX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

(for periods ended April 30, 2023, with all distributions reinvested)

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 4/1/11)

American Funds Global Insight Fund (Class F-3 shares)[1]	7.26%	8.23%	8.77%	8.44%
American Funds Global Insight Fund (Class A shares)[2]	6.79	7.82	8.38	8.06
MSCI World Index[3]	3.18	8.14	8.71	8.44

Past results are not predictive of results in future periods.

[1]	The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019.
[2]	Class A shares were first offered on November 8, 2019. Class A share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: MSCI.

American Funds Global Insight Fund	1

Investment portfolio April 30, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	44.41%
Eurozone*	19.91
Japan	6.32
United Kingdom	6.28
Denmark	4.69
Switzerland	3.30
Hong Kong	1.88
Canada	1.40
Singapore	1.27
Other countries	4.23
Short-term securities & other assets less liabilities	6.31
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 93.61%	Shares	Value (000)
Information technology 17.12%
Microsoft Corp.	830,771	$255,263
ASML Holding NV	301,638	192,058
Broadcom, Inc.	304,730	190,913
Apple, Inc.	1,038,251	176,170
SAP SE	849,407	115,061
Keyence Corp.	200,860	90,650
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	765,098	64,498
GoDaddy, Inc., Class A1	793,021	60,016
Hamamatsu Photonics KK	1,128,600	59,827
KLA Corp.	132,346	51,157
Fujitsu, Ltd.	382,700	50,997
Texas Instruments, Inc.	261,449	43,714
OBIC Co., Ltd.	221,400	34,082
STMicroelectronics NV	780,782	33,450
ServiceNow, Inc.[1]	62,350	28,645
Analog Devices, Inc.	148,905	26,785
Capgemini SE	133,937	24,447
Nomura Research Institute, Ltd.	915,000	23,106
Dassault Systemes SE	536,606	21,801
Nokia Corp.	4,254,267	17,988
NICE, Ltd. (ADR)[1]	81,330	16,592
Shopify, Inc., Class A, subordinate voting shares[1]	334,189	16,191
Adobe, Inc.[1]	27,367	10,333
Trimble, Inc.[1]	197,040	9,281
Wolfspeed, Inc.[1]	151,755	7,064
Lam Research Corp.	4,745	2,487
		1,622,576

Health care 16.09%
Novo Nordisk AS, Class B	1,550,961	258,728
AstraZeneca PLC	1,330,360	195,760
UnitedHealth Group, Inc.	277,448	136,529
Bristol-Myers Squibb Company	1,559,387	104,120
Abbott Laboratories	794,965	87,820
Genmab A/S1	175,945	72,275
EssilorLuxottica	347,677	68,728
Danaher Corp.	280,651	66,489
BeiGene, Ltd. (ADR)[1]	250,658	63,908
Zoetis, Inc., Class A	343,927	60,455
Seagen, Inc.[1]	256,722	51,344
Johnson & Johnson	304,029	49,770
Edwards Lifesciences Corp.[1]	532,988	46,892
AbbVie, Inc.	242,093	36,585
Straumann Holding AG	215,787	32,452

2	American Funds Global Insight Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Elevance Health, Inc.	50,323	$23,584
Merck & Co., Inc.	201,291	23,243
Daiichi Sankyo Company, Ltd.	675,700	23,173
Pfizer, Inc.	580,615	22,580
HOYA Corp.	213,900	22,532
Terumo Corp.	742,500	22,219
Humana, Inc.	37,428	19,855
Eli Lilly and Company	35,700	14,132
Regeneron Pharmaceuticals, Inc.[1]	14,495	11,622
Moderna, Inc.[1]	54,720	7,272
Molina Healthcare, Inc.[1]	9,023	2,688
		1,524,755

Financials 13.34%
AIA Group, Ltd.	11,657,400	127,196
JPMorgan Chase & Co.	759,399	104,979
Aon PLC, Class A	308,245	100,235
London Stock Exchange Group PLC	920,548	96,511
Mastercard, Inc., Class A	234,779	89,223
Visa, Inc., Class A	301,955	70,274
HDFC Bank, Ltd. (ADR)	881,988	61,563
Marsh & McLennan Companies, Inc.	332,417	59,898
United Overseas Bank, Ltd.	2,680,000	56,952
CME Group, Inc., Class A	286,725	53,265
DNB Bank ASA[2]	2,847,999	50,091
DBS Group Holdings, Ltd.	1,721,196	42,689
Arthur J. Gallagher & Co.	188,539	39,227
S&P Global, Inc.	98,633	35,762
State Street Corp.	467,045	33,749
Worldline SA, non-registered shares[1]	718,266	31,229
MSCI, Inc.	62,203	30,010
Chubb, Ltd.	123,165	24,825
Adyen NV1	14,635	23,437
EVERTEC, Inc.	646,846	22,439
Partners Group Holding AG	21,766	21,136
Hong Kong Exchanges and Clearing, Ltd.	467,600	19,509
Fidelity National Information Services, Inc.	313,575	18,413
Jack Henry & Associates, Inc.	109,639	17,909
UniCredit SpA	814,836	16,125
Wells Fargo & Company	398,133	15,826
Brookfield Asset Management, Ltd., Class A	43,841	1,471
		1,263,943

Industrials 12.36%
Safran SA	1,070,264	166,528
Northrop Grumman Corp.	211,698	97,650
Airbus SE, non-registered shares	651,933	91,517
AMETEK, Inc.	499,793	68,936
Honeywell International, Inc.	270,556	54,068
TFI International, Inc. (CAD denominated)	457,103	49,265
CSX Corp.	1,485,385	45,512
SMC Corp.	88,000	44,065
Epiroc AB, Class A	2,029,767	40,627
MTU Aero Engines AG	135,827	35,590
ABB, Ltd.	981,938	35,442
Carrier Global Corp.	832,478	34,814
Daikin Industries, Ltd.	190,100	34,586
HEICO Corp., Class A	142,523	19,131
HEICO Corp.	82,698	13,946
Ryanair Holdings PLC (ADR)[1]	345,728	33,048
General Electric Co.	326,400	32,304
Axon Enterprise, Inc.[1]	141,443	29,804
Waste Connections, Inc.	188,330	26,206
Armstrong World Industries, Inc.	360,207	24,732
ITT, Inc.	284,723	24,042
TransDigm Group, Inc.	28,745	21,990
United Airlines Holdings, Inc.[1]	495,837	21,718
Raytheon Technologies Corp.	183,047	18,286

American Funds Global Insight Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Dun & Bradstreet Holdings, Inc.	1,561,868	$17,446
DSV A/S	92,391	17,377
Recruit Holdings Co., Ltd.	615,700	17,357
ATS Corp.[1]	385,396	16,521
Norfolk Southern Corp.	60,483	12,280
DKSH Holding AG	151,538	12,038
Delta Air Lines, Inc.[1]	307,953	10,566
BAE Systems PLC	302,217	3,853
		1,171,245

Consumer staples 9.47%
Philip Morris International, Inc.	1,024,888	102,458
L’Oréal SA, non-registered shares	207,904	99,226
Nestlé SA	743,504	95,325
Reckitt Benckiser Group PLC	1,062,525	85,931
Anheuser-Busch InBev SA/NV	1,176,753	76,617
Danone SA	1,124,106	74,384
Carlsberg A/S, Class B	448,341	74,055
British American Tobacco PLC	1,541,547	56,950
Dollar General Corp.	252,508	55,920
General Mills, Inc.	503,464	44,622
Constellation Brands, Inc., Class A	111,306	25,541
Imperial Brands PLC	1,018,348	25,187
Uni-Charm Corp.	555,700	22,407
Unilever PLC	394,414	21,968
Costco Wholesale Corp.	38,987	19,619
Mondelez International, Inc.	230,015	17,647
		897,857

Consumer discretionary 8.36%
Kering SA	154,371	98,802
Industria de Diseño Textil, SA	2,404,032	82,689
Amadeus IT Group SA, Class A, non-registered shares[1]	1,125,868	79,210
Hilton Worldwide Holdings, Inc.	534,287	76,948
LVMH Moët Hennessy-Louis Vuitton SE	68,959	66,265
MercadoLibre, Inc.[1]	47,577	60,779
Hermès International	26,442	57,378
YUM! Brands, Inc.	329,280	46,290
Royal Caribbean Cruises, Ltd.[1]	597,514	39,095
adidas AG	214,001	37,629
NIKE, Inc., Class B	259,200	32,846
B&M European Value Retail SA	4,230,704	25,557
Oriental Land Co., Ltd.	705,500	24,947
Amazon.com, Inc.[1]	222,958	23,511
Cie. Financière Richemont SA, Class A	128,183	21,181
Tractor Supply Co.	66,957	15,963
Galaxy Entertainment Group, Ltd.[1]	398,000	2,829
		791,919

Communication services 5.32%
Alphabet, Inc., Class A1	1,018,723	109,349
Alphabet, Inc., Class C1	642,051	69,483
Koninklijke KPN NV	16,041,503	58,480
América Móvil, SAB de CV, Class B (ADR)	2,700,110	58,025
Comcast Corp., Class A	1,172,235	48,495
Take-Two Interactive Software, Inc.[1]	281,443	34,981
Electronic Arts, Inc.	238,583	30,367
Nippon Telegraph and Telephone Corp.	829,400	25,295
Singapore Telecommunications, Ltd.	10,644,800	20,411
Charter Communications, Inc., Class A1	51,027	18,814
Netflix, Inc.[1]	43,531	14,362
Meta Platforms, Inc., Class A1	55,244	13,276
Tencent Holdings, Ltd.	60,300	2,668
		504,006

4	American Funds Global Insight Fund

Common stocks (continued)	Shares	Value (000)
Energy 4.27%
TotalEnergies SE	2,025,199	$129,104
Chevron Corp.	544,450	91,783
BP PLC	10,104,639	67,957
ConocoPhillips	483,923	49,791
TC Energy Corp. (CAD denominated)	878,068	36,494
EOG Resources, Inc.	244,293	29,186
		404,315

Materials 4.07%
Air Liquide SA, non-registered shares	486,538	87,559
Shin-Etsu Chemical Co., Ltd.	2,825,000	80,856
Sika AG	214,999	59,121
Linde PLC	139,432	51,513
Givaudan SA	10,389	36,341
Vale SA (ADR), ordinary nominative shares	2,458,945	35,433
Asahi Kasei Corp.	3,207,900	22,707
Barrick Gold Corp.	655,209	12,475
		386,005

Utilities 2.44%
Engie SA	4,306,981	68,966
Sempra Energy	247,848	38,538
AES Corp.	1,516,111	35,871
Edison International	375,684	27,650
CenterPoint Energy, Inc.	762,000	23,218
Ørsted AS	245,394	22,055
National Grid PLC	1,058,994	15,191
		231,489

Real estate 0.77%
Equinix, Inc. REIT	41,031	29,709
Link REIT	4,320,069	28,303
Crown Castle, Inc. REIT	125,655	15,467
		73,479

Total common stocks (cost: $7,885,700,000)		8,871,589

Preferred securities 0.08%
Information technology 0.08%
Samsung Electronics Co., Ltd., preferred shares (GDR)	7,683	8,004

Total preferred securities (cost: $9,620,000)		8,004

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	139,690	180

Total rights & warrants (cost: $0)		180

Short-term securities 5.98%
Money market investments 5.48%
Capital Group Central Cash Fund 4.92%[3,4]	5,194,058	519,354

American Funds Global Insight Fund	5

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.50%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.78%[3,5]	23,552,734	$23,553
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.76%[3,5]	23,552,733	23,552
		47,105

Total short-term securities (cost: $566,438,000)		566,459
Total investment securities 99.67% (cost: $8,461,758,000)		9,446,232
Other assets less liabilities 0.33%		31,144

Net assets 100.00%		$9,477,376

Investments in affiliates4

	Value of affiliate at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 4/30/2023 (000)	Dividend income (000)
Short-term securities 5.48%
Money market investments 5.48%
Capital Group Central Cash Fund 4.92%[3]	$689,045	$866,186	$1,035,934	$59	$(2)	$519,354	$11,988

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $49,938,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Rate represents the seven-day yield at 4/30/2023.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

6	American Funds Global Insight Fund

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $49,938 of investment securities on loan):
Unaffiliated issuers (cost: $7,942,426)	$8,926,878
Affiliated issuers (cost: $519,332)	519,354	$9,446,232
Cash		372
Cash denominated in currencies other than U.S. dollars (cost: $4,900)		4,900
Cash collateral received for securities on loan		5,234
Receivables for:
Sales of investments	41,642
Sales of fund’s shares	8,002
Dividends and interest	32,410
Securities lending income	268
Other	1	82,323
		9,539,061
Liabilities:
Collateral for securities on loan		52,339
Payables for:
Purchases of investments	1,944
Repurchases of fund’s shares	1,720
Investment advisory services	3,171
Services provided by related parties	434
Trustees’ deferred compensation	83
U.S. and non-U.S. taxes	1,580
Other	414	9,346
Net assets at April 30, 2023		$9,477,376

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,226,062
Total distributable earnings		251,314
Net assets at April 30, 2023		$9,477,376

Refer to the notes to financial statements.

American Funds Global Insight Fund	7

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (471,726 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$137,647	6,881	$20.00
Class C	7,056	356	19.85
Class T	12	1	20.09
Class F-1	5,267	263	20.00
Class F-2	146,143	7,279	20.08
Class F-3	1,283,302	63,841	20.10
Class 529-A	10,551	527	20.01
Class 529-C	1,128	57	19.87
Class 529-E	206	10	19.97
Class 529-T	13	1	20.08
Class 529-F-1	13	1	20.09
Class 529-F-2	3,453	173	20.02
Class 529-F-3	12	1	20.02
Class R-1	78	4	20.05
Class R-2	560	28	19.83
Class R-2E	103	5	20.05
Class R-3	1,522	76	20.00
Class R-4	582	29	20.02
Class R-5E	723	36	20.06
Class R-5	846	42	20.09
Class R-6	7,878,159	392,115	20.09

Refer to the notes to financial statements.

8	American Funds Global Insight Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,804; also includes $11,988 from affiliates)	$106,827
Interest from unaffiliated issuers	1,494
Securities lending income (net of fees)	284	$108,605
Fees and expenses*:
Investment advisory services	18,167
Distribution services	247
Transfer agent services	160
Administrative services	1,326
529 plan services	4
Reports to shareholders	18
Registration statement and prospectus	331
Trustees’ compensation	95
Auditing and legal	33
Custodian	509
Other	20	20,910
Net investment income		87,695

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(325,279)
Affiliated issuers	59
Currency transactions	477	(324,743)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,537,246
Affiliated issuers	(2)
Currency translations	347	1,537,591
Net realized loss and unrealized appreciation		1,212,848

Net increase in net assets resulting from operations		$1,300,543

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Global Insight Fund	9

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$87,695	$119,650
Net realized loss	(324,743)	(463,466)
Net unrealized appreciation (depreciation)	1,537,591	(1,414,585)
Net increase (decrease) in net assets resulting from operations	1,300,543	(1,758,401)

Distributions paid to shareholders	(124,836)	(77,595)

Net capital share transactions	157,987	1,126,866

Total increase (decrease) in net assets	1,333,694	(709,130)

Net assets:
Beginning of period	8,143,682	8,852,812
End of period	$9,477,376	$8,143,682

*	Unaudited.

Refer to the notes to financial statements.

10	American Funds Global Insight Fund

Notes to financial statements	unaudited

1. Organization

American Funds Global Insight Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Global Insight Fund	11

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

12	American Funds Global Insight Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$959,109	$663,467	$—	$1,622,576
Health care	828,888	695,867	—	1,524,755
Financials	779,068	484,875	—	1,263,943
Industrials	672,265	498,980	—	1,171,245
Consumer staples	265,807	632,050	—	897,857
Consumer discretionary	295,432	496,487	—	791,919
Communication services	397,152	106,854	—	504,006
Energy	207,254	197,061	—	404,315
Materials	99,421	286,584	—	386,005
Utilities	125,277	106,212	—	231,489
Real estate	45,176	28,303	—	73,479
Preferred securities	—	8,004	—	8,004
Rights & warrants	180	—	—	180
Short-term securities	566,459	—	—	566,459
Total	$5,241,488	$4,204,744	$—	$9,446,232

American Funds Global Insight Fund	13

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

14	American Funds Global Insight Fund

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2023, the total value of securities on loan was $49,938,000, and the total value of collateral received was $52,339,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2023, the fund recognized $886,000 in reclaims (net of $19,000 in fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$103,504
Capital loss carryforward*	(474,660)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$1,213,895
Gross unrealized depreciation on investments	(229,837)
Net unrealized appreciation on investments	984,058
Cost of investments	8,462,174

American Funds Global Insight Fund	15

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2023		Year ended October 31, 2022
Class A	$1,262		$624
Class C	23		1
Class T	—	†	—	†
Class F-1	55		28
Class F-2	1,781		814
Class F-3	17,060		10,795
Class 529-A	104		49
Class 529-C	2		—
Class 529-E	1		1
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	40		19
Class 529-F-3	—	†	—	†
Class R-1	1		—	†
Class R-2	3		1
Class R-2E	1		—	†
Class R-3	12		—	†
Class R-4	6		7
Class R-5E	6		2
Class R-5	1		1
Class R-6	104,478		65,253
Total	$124,836		$77,595

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.411% on the first $15.0 billion of daily net assets and decreasing to 0.390% on such assets in excess of $15.0 billion. For the six months ended April 30, 2023, the investment advisory services fees were $18,167,000, which were equivalent to an annualized rate of 0.411% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

16	American Funds Global Insight Fund

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2023, unreimbursed expenses subject to reimbursement totaled $78,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2023, the 529 plan services fees were $4,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the six months ended April 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$188		$71		$19		Not applicable
Class C	33		4		1		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	6		3		1		Not applicable
Class F-2	Not applicable		63		20		Not applicable
Class F-3	Not applicable		—		181		Not applicable
Class 529-A	9		5		1		$3
Class 529-C	5		—	*	—	*	—	*
Class 529-E	—	*	—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		1		1		1
Class 529-F-3	Not applicable		—		—	*	—	*
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	2		1		—	*	Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	3		1		—	*	Not applicable
Class R-4	1		—	*	—	*	Not applicable
Class R-5E	Not applicable		1		—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		10		1,102		Not applicable
Total class-specific expenses	$247		$160		$1,326		$4

*	Amount less than one thousand.

American Funds Global Insight Fund	17

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $95,000 in the fund’s statement of operations reflects $84,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $146,285,000 and $123,714,000, respectively, which generated $7,502,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

18	American Funds Global Insight Fund

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*			Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2023

Class A	$32,612	1,743		$1,235		66		$(18,519)	(994)	$15,328		815
Class C	1,061	56		22		2		(830)	(44)	253		14
Class T	—	—		—		—		—	—	—		—
Class F-1	1,641	88		54		3		(1,160)	(60)	535		31
Class F-2	39,982	2,090		1,707		91		(33,359)	(1,749)	8,330		432
Class F-3	81,352	4,301		17,021		909		(91,871)	(4,849)	6,502		361
Class 529-A	1,176	62		104		5		(532)	(28)	748		39
Class 529-C	302	16		2		—	†	(119)	(6)	185		10
Class 529-E	47	3		1		—	†	(11)	(1)	37		2
Class 529-T	—	—		—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—		—	†	—	†	—	—	—	†	—	†
Class 529-F-2	413	22		40		3		(219)	(12)	234		13
Class 529-F-3	—	—		—	†	—	†	—	—	—	†	—	†
Class R-1	13	1		1		—	†	(1)	— †	13		1
Class R-2	164	9		3		—	†	(11)	(1)	156		8
Class R-2E	4	—	†	1		—	†	(1)	— †	4		—	†
Class R-3	625	32		12		1		(405)	(21)	232		12
Class R-4	76	4		6		—	†	(56)	(3)	26		1
Class R-5E	240	13		6		—	†	(11)	(1)	235		12
Class R-5	764	40		1		—	†	(51)	(3)	714		37
Class R-6	213,885	11,101		104,478		5,581		(193,908)	(10,134)	124,455		6,548
Total net increase (decrease)	$374,357	19,581		$124,694		6,661		$(341,064)	(17,906)	$157,987		8,336

Year ended October 31, 2022

Class A	$58,964	3,031		$612		29		$(29,857)	(1,568)	$29,719		1,492
Class C	2,730	143		1		—	†	(1,815)	(100)	916		43
Class T	—	—		—		—		—	—	—		—
Class F-1	2,694	137		27		1		(1,633)	(84)	1,088		54
Class F-2	97,473	5,092		784		37		(52,746)	(2,758)	45,511		2,371
Class F-3	246,425	12,588		10,767		504		(130,731)	(6,759)	126,461		6,333
Class 529-A	4,491	239		49		2		(1,412)	(74)	3,128		167
Class 529-C	412	20		—		—		(302)	(16)	110		4
Class 529-E	76	3		1		—	†	(27)	(1)	50		2
Class 529-T	—	—		—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—		—	†	—	†	—	—	—	†	—	†
Class 529-F-2	1,225	65		19		1		(231)	(13)	1,013		53
Class 529-F-3	—	—		—	†	—	†	—	—	—	†	—	†
Class R-1	51	2		—	†	—	†	(2)	— †	49		2
Class R-2	272	15		1		—	†	(127)	(7)	146		8
Class R-2E	21	1		—	†	—	†	(7)	— †	14		1
Class R-3	1,030	53		—	†	—	†	(242)	(11)	788		42
Class R-4	103	5		7		—	†	(327)	(15)	(217)		(10)
Class R-5E	324	17		2		—	†	(96)	(5)	230		12
Class R-5	35	2		—	†	—	†	—	—	35		2
Class R-6	963,773	50,316		65,255		3,061		(111,203)	(5,785)	917,825		47,592
Total net increase (decrease)	$1,380,099	71,729		$77,525		3,635		$(330,758)	(17,196)	$1,126,866		58,168

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,947,351,000 and $1,485,306,000, respectively, during the six months ended April 30, 2023.

American Funds Global Insight Fund	19

11. Ownership concentration

At April 30, 2023, five shareholders held more than 10% of the fund’s outstanding shares. The five shareholders were American Funds 2025 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund and American Funds 2045 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 10%, 15%, 15%, 13% and 10% respectively. CRMC is the investment adviser to the five target date retirement funds.

20	American Funds Global Insight Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2023[5,6]	$17.47	$.15	$2.58	$2.73	$(.20)	$—	$(.20)	$20.00	15.72%[7]		$138		.88%[8]		.88%[8]		1.59%[8]
10/31/2022	21.74	.20	(4.34)	(4.14)	(.13)	—	(.13)	17.47	(19.16)		106		.88		.88		1.03
10/31/2021	16.75	.18	4.92	5.10	(.11)	—	(.11)	21.74	30.57		100		.93		.90		.87
10/31/2020[5,9]	16.72	.10	.41	.51	(.26)	(.22)	(.48)	16.75	3.08	[7]	37		.99	[8]	.99	[8]	.63	[8]
Class C:
4/30/2023[5,6]	17.27	.08	2.57	2.65	(.07)	—	(.07)	19.85	15.35	[7]	7		1.58	[8]	1.58	[8]	.89	[8]
10/31/2022	21.52	.06	(4.31)	(4.25)	— [10]	—	— [10]	17.27	(19.74)		6		1.58		1.58		.33
10/31/2021	16.66	.03	4.90	4.93	(.07)	—	(.07)	21.52	29.71		6		1.63		1.60		.17
10/31/2020[5,9]	16.72	(.02)	.44	.42	(.26)	(.22)	(.48)	16.66	2.47	[7]	2		1.68	[8]	1.68	[8]	(.11)[8]
Class T:
4/30/2023[5,6]	17.56	.18	2.60	2.78	(.25)	—	(.25)	20.09	15.95	[7,11]	—	[12]	.54	[8,11]	.54	[8,11]	1.91	[8,11]
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17)	—	(.17)	17.56	(18.92)[11]		—	[12]	.56	[11]	.56	[11]	1.33	[11]
10/31/2021	16.77	.23	4.94	5.17	(.11)	—	(.11)	21.83	30.94	[11]	—	[12]	.67	[11]	.64	[11]	1.12	[11]
10/31/2020[5,9]	16.72	.14	.39	.53	(.26)	(.22)	(.48)	16.77	3.21	[7,11]	—	[12]	.94	[8,11]	.87	[8,11]	.86	[8,11]
Class F-1:
4/30/2023[5,6]	17.47	.15	2.59	2.74	(.21)	—	(.21)	20.00	15.76	[7]	5		.83	[8]	.83	[8]	1.62	[8]
10/31/2022	21.75	.20	(4.34)	(4.14)	(.14)	—	(.14)	17.47	(19.14)		4		.84		.84		1.06
10/31/2021	16.76	.19	4.92	5.11	(.12)	—	(.12)	21.75	30.61		4		.90		.87		.91
10/31/2020[5,9]	16.72	.11	.41	.52	(.26)	(.22)	(.48)	16.76	3.14	[7]	1		.95	[8]	.94	[8]	.68	[8]
Class F-2:
4/30/2023[5,6]	17.56	.18	2.60	2.78	(.26)	—	(.26)	20.08	15.92	[7]	146		.56	[8]	.56	[8]	1.92	[8]
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17)	—	(.17)	17.56	(18.90)		120		.57		.57		1.35
10/31/2021	16.80	.24	4.94	5.18	(.15)	—	(.15)	21.83	30.96		98		.64		.61		1.16
10/31/2020[5,9]	16.72	.15	.41	.56	(.26)	(.22)	(.48)	16.80	3.39	[7]	39		.66	[8]	.66	[8]	.90	[8]
Class F-3:
4/30/2023[5,6]	17.58	.19	2.60	2.79	(.27)	—	(.27)	20.10	15.99	[7]	1,283		.46	[8]	.46	[8]	1.99	[8]
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19)	—	(.19)	17.58	(18.83)		1,116		.47		.47		1.43
10/31/2021	16.81	.25	4.94	5.19	(.15)	—	(.15)	21.85	31.03		1,249		.56		.53		1.23
10/31/2020[13]	16.47	.18	.65	.83	(.27)	(.22)	(.49)	16.81	5.04		800		.62		.62		1.10
10/31/2019[13]	14.92	.22	2.21	2.43	(.18)	(.70)	(.88)	16.47	17.65		702		.64		.64		1.45
10/31/2018[13]	15.62	.22	(.16)	.06	(.21)	(.55)	(.76)	14.92	.25		567		.66		.65		1.38
Class 529-A:
4/30/2023[5,6]	17.48	.16	2.58	2.74	(.21)	—	(.21)	20.01	15.75	[7]	11		.80	[8]	.80	[8]	1.66	[8]
10/31/2022	21.76	.20	(4.34)	(4.14)	(.14)	—	(.14)	17.48	(19.13)		9		.86		.86		1.06
10/31/2021	16.75	.21	4.90	5.11	(.10)	—	(.10)	21.76	30.69		7		.83		.80		.99
10/31/2020[5,9]	16.72	.10	.41	.51	(.26)	(.22)	(.48)	16.75	3.01	[7]	2		1.05	[8]	1.05	[8]	.62	[8]

Refer to the end of the table for footnotes.

American Funds Global Insight Fund	21

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2023[5,6]	$17.27	$.08		$2.57	$2.65	$(.05)	$—	$(.05)	$19.87	15.33%[7]		$1		1.62%[8]		1.62%[8]		.90%[8]
10/31/2022	21.53	.05		(4.31)	(4.26)	—	—	—	17.27	(19.79)		1		1.62		1.62		.27
10/31/2021	16.66	.03		4.90	4.93	(.06)	—	(.06)	21.53	29.62		1		1.66		1.63		.16
10/31/2020[5,9]	16.72	—	[10]	.42	.42	(.26)	(.22)	(.48)	16.66	2.52	[7]	—	[12]	1.69	[8]	1.68	[8]	.01	[8]
Class 529-E:
4/30/2023[5,6]	17.43	.14		2.57	2.71	(.17)	—	(.17)	19.97	15.61	[7]	—	[12]	1.05	[8]	1.05	[8]	1.46	[8]
10/31/2022	21.70	.17		(4.34)	(4.17)	(.10)	—	(.10)	17.43	(19.30)		—	[12]	1.04		1.04		.89
10/31/2021	16.73	.14		4.93	5.07	(.10)	—	(.10)	21.70	30.42	[11]	—	[12]	1.07	[11]	1.04	[11]	.69	[11]
10/31/2020[5,9]	16.72	.10		.39	.49	(.26)	(.22)	(.48)	16.73	2.96	[7,11]	—	[12]	1.10	[8,11]	1.10	[8,11]	.60	[8,11]
Class 529-T:
4/30/2023[5,6]	17.55	.18		2.59	2.77	(.24)	—	(.24)	20.08	15.89	[7,11]	—	[12]	.59	[8,11]	.59	[8,11]	1.86	[8,11]
10/31/2022	21.82	.25		(4.36)	(4.11)	(.16)	—	(.16)	17.55	(18.97)[11]		—	[12]	.62	[11]	.62	[11]	1.27	[11]
10/31/2021	16.77	.22		4.93	5.15	(.10)	—	(.10)	21.82	30.91	[11]	—	[12]	.71	[11]	.69	[11]	1.08	[11]
10/31/2020[5,9]	16.72	.13		.40	.53	(.26)	(.22)	(.48)	16.77	3.14	[7,11]	—	[12]	.99	[8,11]	.91	[8,11]	.82	[8,11]
Class 529-F-1:
4/30/2023[5,6]	17.55	.17		2.60	2.77	(.23)	—	(.23)	20.09	15.91	[7,11]	—	[12]	.64	[8,11]	.64	[8,11]	1.81	[8,11]
10/31/2022	21.82	.24		(4.35)	(4.11)	(.16)	—	(.16)	17.55	(18.98)[11]		—	[12]	.66	[11]	.66	[11]	1.23	[11]
10/31/2021	16.79	.22		4.94	5.16	(.13)	—	(.13)	21.82	30.82	[11]	—	[12]	.72	[11]	.69	[11]	1.07	[11]
10/31/2020[5,9]	16.72	.15		.40	.55	(.26)	(.22)	(.48)	16.79	3.32	[7,11]	—	[12]	.76	[8,11]	.75	[8,11]	.95	[8,11]
Class 529-F-2:
4/30/2023[5,6]	17.50	.18		2.59	2.77	(.25)	—	(.25)	20.02	15.94	[7]	3		.59	[8]	.59	[8]	1.89	[8]
10/31/2022	21.77	.26		(4.36)	(4.10)	(.17)	—	(.17)	17.50	(18.97)		3		.60		.60		1.33
10/31/2021	16.75	.23		4.93	5.16	(.14)	—	(.14)	21.77	30.91		2		.68		.65		1.13
10/31/2020[5,14]	16.75	—		—	—	—	—	—	16.75	—		1		—		—		—
Class 529-F-3:
4/30/2023[5,6]	17.51	.18		2.59	2.77	(.26)	—	(.26)	20.02	15.92	[7]	—	[12]	.53	[8]	.53	[8]	1.93	[8]
10/31/2022	21.76	.26		(4.33)	(4.07)	(.18)	—	(.18)	17.51	(18.86)		—	[12]	.53		.53		1.36
10/31/2021	16.75	.24		4.93	5.17	(.16)	—	(.16)	21.76	30.99		—	[12]	.66		.58		1.18
10/31/2020[5,14]	16.75	—		—	—	—	—	—	16.75	—		—	[12]	—		—		—
Class R-1:
4/30/2023[5,6]	17.52	.10		2.59	2.69	(.16)	—	(.16)	20.05	15.43	[7]	—	[12]	1.42	[8]	1.42	[8]	1.04	[8]
10/31/2022	21.77	.13		(4.36)	(4.23)	(.02)	—	(.02)	17.52	(19.41)[11]		—	[12]	1.27	[11]	1.26	[11]	.68	[11]
10/31/2021	16.80	.16		4.93	5.09	(.12)	—	(.12)	21.77	30.45	[11]	—	[12]	1.23	[11]	1.10	[11]	.79	[11]
10/31/2020[5,9]	16.72	.14		.42	.56	(.26)	(.22)	(.48)	16.80	3.33	[7,11]	—	[12]	1.02	[8,11]	.81	[8,11]	.85	[8,11]

Refer to the end of the table for footnotes.

22	American Funds Global Insight Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2023[5,6]	$17.31	$.09	$2.56	$2.65	$(.13)	$—	$(.13)	$19.83	15.35%[7]		$1		1.53%[8]		1.53%[8]		.99%[8]
10/31/2022	21.64	.08	(4.31)	(4.23)	(.10)	—	(.10)	17.31	(19.64)		—	[12]	1.49		1.49		.44
10/31/2021	16.75	.07	4.92	4.99	(.10)	—	(.10)	21.64	29.90		—	[12]	1.45		1.43		.36
10/31/2020[5,9]	16.72	.06	.45	.51	(.26)	(.22)	(.48)	16.75	3.05	[7,11]	—	[12]	1.19	[8,11]	1.19	[8,11]	.37	[8,11]
Class R-2E:
4/30/2023[5,6]	17.49	.12	2.59	2.71	(.15)	—	(.15)	20.05	15.56	[7]	—	[12]	1.18	[8]	1.18	[8]	1.28	[8]
10/31/2022	21.74	.14	(4.35)	(4.21)	(.04)	—	(.04)	17.49	(19.39)[11]		—	[12]	1.16	[11]	1.16	[11]	.74	[11]
10/31/2021	16.81	.14	4.95	5.09	(.16)	—	(.16)	21.74	30.39	[11]	—	[12]	1.22	[11]	1.17	[11]	.69	[11]
10/31/2020[5,9]	16.72	.18	.39	.57	(.26)	(.22)	(.48)	16.81	3.44	[7,11]	—	[12]	.85	[8,11]	.64	[8,11]	1.09	[8,11]
Class R-3:
4/30/2023[5,6]	17.47	.13	2.59	2.72	(.19)	—	(.19)	20.00	15.62	[7]	1		1.16	[8]	1.16	[8]	1.38	[8]
10/31/2022	21.71	.15	(4.35)	(4.20)	(.04)	—	(.04)	17.47	(19.39)		1		1.14		1.14		.78
10/31/2021	16.76	.15	4.91	5.06	(.11)	—	(.11)	21.71	30.32		1		1.12		1.09		.72
10/31/2020[5,9]	16.72	.11	.41	.52	(.26)	(.22)	(.48)	16.76	3.14	[7,11]	—	[12]	1.04	[8,11]	1.01	[8,11]	.71	[8,11]
Class R-4:
4/30/2023[5,6]	17.48	.15	2.59	2.74	(.20)	—	(.20)	20.02	15.77	[7]	1		.82	[8]	.82	[8]	1.64	[8]
10/31/2022	21.79	.20	(4.33)	(4.13)	(.18)	—	(.18)	17.48	(19.11)		1		.81		.81		1.05
10/31/2021	16.80	.22	4.91	5.13	(.14)	—	(.14)	21.79	30.69		1		.86		.82		1.06
10/31/2020[5,9]	16.72	.16	.40	.56	(.26)	(.22)	(.48)	16.80	3.39	[7,11]	—	[12]	.89	[8,11]	.69	[8,11]	.98	[8,11]
Class R-5E:
4/30/2023[5,6]	17.54	.17	2.59	2.76	(.24)	—	(.24)	20.06	15.85	[7]	1		.69	[8]	.69	[8]	1.84	[8]
10/31/2022	21.83	.24	(4.35)	(4.11)	(.18)	—	(.18)	17.54	(18.99)		1		.66		.66		1.26
10/31/2021	16.81	.26	4.92	5.18	(.16)	—	(.16)	21.83	30.95		—	[12]	.69		.63		1.23
10/31/2020[5,9]	16.72	.18	.39	.57	(.26)	(.22)	(.48)	16.81	3.45	[7]	—	[12]	.87	[8]	.61	[8]	1.11	[8]
Class R-5:
4/30/2023[5,6]	17.57	.22	2.56	2.78	(.26)	—	(.26)	20.09	15.96	[7]	1		.50	[8]	.50	[8]	2.27	[8]
10/31/2022	21.85	.27	(4.36)	(4.09)	(.19)	—	(.19)	17.57	(18.89)		—	[12]	.52		.52		1.38
10/31/2021	16.81	.25	4.94	5.19	(.15)	—	(.15)	21.85	31.03		—	[12]	.61		.55		1.22
10/31/2020[5,9]	16.72	.16	.41	.57	(.26)	(.22)	(.48)	16.81	3.46	[7]	—	[12]	.73	[8]	.63	[8]	.94	[8]
Class R-6:
4/30/2023[5,6]	17.58	.19	2.59	2.78	(.27)	—	(.27)	20.09	15.93	[7]	7,878		.46	[8]	.46	[8]	1.99	[8]
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19)	—	(.19)	17.58	(18.82)		6,776		.47		.47		1.43
10/31/2021	16.81	.28	4.92	5.20	(.16)	—	(.16)	21.85	31.14		7,384		.52		.47		1.32
10/31/2020[5,9]	16.72	.03	.55	.58	(.27)	(.22)	(.49)	16.81	3.41	[7]	—	[12]	.71	[8]	.68	[8]	.16	[8]

	Six months ended	Year ended October 31,
	April 30, 2023[5,6,7]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[15]	18%	20%	6%	18%	22%	28%

Refer to the end of the table for footnotes.

American Funds Global Insight Fund	23

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	This share class began investment operations on November 8, 2019.
[10]	Amount less than $.01.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Class M shares were converted to Class F-3 shares on November 8, 2019.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

24	American Funds Global Insight Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Global Insight Fund	25

Expense example (continued)

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,157.18	$4.71	.88%
Class A – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class C – actual return	1,000.00	1,153.46	8.44	1.58
Class C – assumed 5% return	1,000.00	1,016.96	7.90	1.58
Class T – actual return	1,000.00	1,159.51	2.89	.54
Class T – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class F-1 – actual return	1,000.00	1,157.62	4.44	.83
Class F-1 – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class F-2 – actual return	1,000.00	1,159.16	3.00	.56
Class F-2 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class F-3 – actual return	1,000.00	1,159.89	2.46	.46
Class F-3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 529-A – actual return	1,000.00	1,157.52	4.28	.80
Class 529-A – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 529-C – actual return	1,000.00	1,153.33	8.65	1.62
Class 529-C – assumed 5% return	1,000.00	1,016.76	8.10	1.62
Class 529-E – actual return	1,000.00	1,156.08	5.61	1.05
Class 529-E – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class 529-T – actual return	1,000.00	1,158.92	3.16	.59
Class 529-T – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 529-F-1 – actual return	1,000.00	1,159.05	3.43	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 529-F-2 – actual return	1,000.00	1,159.36	3.16	.59
Class 529-F-2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 529-F-3 – actual return	1,000.00	1,159.22	2.84	.53
Class 529-F-3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 – actual return	1,000.00	1,154.30	7.58	1.42
Class R-1 – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-2 – actual return	1,000.00	1,153.45	8.17	1.53
Class R-2 – assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class R-2E – actual return	1,000.00	1,155.58	6.31	1.18
Class R-2E – assumed 5% return	1,000.00	1,018.94	5.91	1.18
Class R-3 – actual return	1,000.00	1,156.18	6.20	1.16
Class R-3 – assumed 5% return	1,000.00	1,019.04	5.81	1.16
Class R-4 – actual return	1,000.00	1,157.72	4.39	.82
Class R-4 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class R-5E – actual return	1,000.00	1,158.51	3.69	.69
Class R-5E – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class R-5 – actual return	1,000.00	1,159.57	2.68	.50
Class R-5 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class R-6 – actual return	1,000.00	1,159.33	2.46	.46
Class R-6 – assumed 5% return	1,000.00	1,022.51	2.31	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

26	American Funds Global Insight Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Global Insight Fund	27

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28	American Funds Global Insight Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Global Insight Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Global Insight Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 91% of 10-year periods and 99% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-3 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-3 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-3 shares were first offered on January 27, 2017. Class F-3 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL INSIGHT FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2023